Other Income and (Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Analysis of income and expense [abstract]
Change in closure and decommissioning estimates	$ (221)	$ (2,968)
Royalties income	909	631
Other expense	(5,624)	(1,322)
Other operating income (expense)	$ (4,936)	$ (3,659)